Derivatives, Gains (Losses) on Derivatives Not Designated as Hedging Instruments (Details) - Not designated as hedging instrument [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$ (1,309)	$ (2,796)	$ 970
Interest contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(321)	(2,202)	0
Equity contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(177)	(1,147)	647
Foreign exchange contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(824)	547	335
Credit contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$ 13	$ 6	$ (12)